CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Share capital	Additional paid in capital	Remeasurement of post-employment benefit obligations	Other capital reserves	Foreign currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 8	$ 150,366	$ 102	$ 9,503	$ 394	$ (28,697)	$ 131,676
Statements [Line Items]
Loss for the period		0	0	0	(0)	0	(20,129)	(20,129)
Other comprehensive income (loss) for the year		$ 0	0	0	0	(489)	0	(489)
Employee options exercised			397	0	0	0	0	397
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0	5,635	5,635
Balance at Jun. 30, 2022		8	150,763	102	9,503	(95)	(43,191)	117,090
Balance at Mar. 31, 2022		8	150,460	102	9,503	244	(35,217)	125,100
Statements [Line Items]
Loss for the period		0	0	0	0	0	(10,349)	(10,349)
Other comprehensive income (loss) for the year		$ 0	0	0	0	(339)	0	(339)
Employee options exercised			303	0	0	0	0	303
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0	2,375	2,375
Balance at Jun. 30, 2022		8	150,763	102	9,503	(95)	(43,191)	117,090
Balance at Dec. 31, 2022		8	151,406	248	9,503	20	(56,550)	104,635
Statements [Line Items]
Loss for the period		0	0	0	0	0	(9,500)	(9,500)
Other comprehensive income (loss) for the year		$ 0	0	0	0	109	0	109
Employee options exercised			1,242	0	0	0	0	1,242
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0	3,470	3,470
Balance at Jun. 30, 2023		8	152,648	248	9,503	129	(62,580)	99,956
Balance at Mar. 31, 2023		8	151,710	248	9,503	59	(60,286)	101,242
Statements [Line Items]
Loss for the period		0	0	0	0	0	(3,973)	(3,973)
Other comprehensive income (loss) for the year		$ 0	0	0	0	70	0	70
Employee options exercised			938	0	0	0	0	938
Employee options exercised (in shares)	[1]
Share-based payments		$ 0	0	0	0	0	1,679	1,679
Balance at Jun. 30, 2023		$ 8	$ 152,648	$ 248	$ 9,503	$ 129	$ (62,580)	$ 99,956

[1]	Presents less than 1 thousand